Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of defined benefit plans

	December 31, 2021	December 31, 2020
Employee benefit plan expense:
Employee Benefit Plans	$2,317	$3,036
Supplemental Pension Plan	—	(187)
	$2,317	$2,849

Actuarial losses recognized in the statement of other comprehensive income (loss) in the year, before tax	$(115)	$(3,440)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(29,754)	$(29,639)

Summary of amounts recognised in the statement of financial position for all pension plans
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2021	December 31, 2020
	Employee benefit plans	Employee benefit plans	SERP	Total

Present value of obligations	$(8,942)	$(11,109)	$(2,721)	$(13,830)
Fair value of plan assets	—	—	8,470	8,470
Asset (liability) on statement of financial position	$(8,942)	$(11,109)	$5,749	$(5,360)

Summary of movement in the defined benefit obligation over the year
The movement in the present value of the employee benefit obligations over the years is as follows:

	2021			2020
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(11,109)	$(2,721)	$(13,830)	$(9,317)	$(18,366)	$(27,683)
Current service cost	(2,070)	—	(2,070)	(2,446)	—	(2,446)
Past service cost	113	—	113	—	—	—
Interest cost	(549)	—	(549)	(639)	(547)	(1,186)
Actuarial (loss) gain	(115)	—	(115)	(2,664)	548	(2,116)
Assets distributed on settlement (1)	—	—	—	3,146	14,945	18,091
Benefit payments	1,049	2,740	3,789	1,172	180	1,352
Exchange gain (loss)	3,739	(19)	3,720	(361)	519	158
Balance at December 31,	$(8,942)	$—	$(8,942)	$(11,109)	$(2,721)	$(13,830)
(1)Assets distributed on settlement are related to the wind-up and settlement of the registered pension plans and supplemental pension plans in Canada.
Summary of movement in the fair value of plan assets of the year
The movement in the fair value of plan assets over the years is as follows:

	2021	2020
	SERP	Employee benefit plans	SERP	Total

At January 1,	$8,470	$1,958	$24,610	$26,568
Interest income on plan assets	—	42	736	778
Actuarial gain (loss)	—	59	(1,383)	(1,324)
Contributions by employer	—	1,281	—	1,281
Assets distributed on settlement (2)	(8,470)	(3,141)	(14,945)	(18,086)
Benefit payments	—	(138)	(180)	(318)
Exchange loss	—	(61)	(368)	(429)
At December 31,	$—	$—	$8,470	$8,470
(2)Assets distributed on settlement are related to the wind-up and settlement of the registered pension plans and supplemental pension plans in Canada.
Summary of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	2021		2020
	Employee benefit plans		Employee benefit plans			SERP
	Greece	Turkey	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%

Expected return on plan assets	—	—	—	—	3.1	3.1
Discount rate - beginning of year	0.4	12.8	0.9	13.0	3.1	3.1
Discount rate - end of year	1.0	19.0	0.4	12.8	—	3.1
Rate of salary escalation	1.7	15.0	1.7	8.5	—	—

Summary of sensitivity of the overall pension obligation to changes in the weighted principal assumptions
The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $166
	Decrease by 0.5%	Increase by $199
Salary escalation rate	Increase by 0.5%	Increase by $194
	Decrease by 0.5%	Decrease by $163